Related Parties (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation includes the following for the year ended March 31, 2018 and for the thirteen-month period ended March 31, 2017:

	2018	2017
	(12 months)	(13 months)

Short-term benefits (1)	$3,361,371	$2,988,124
Share-based compensation costs (2)	1,879,459	1,605,103
	$5,240,830	$4,593,227